Earnings per Share Earnings per Share, Diluted, by Common Class (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox	$ 1,295	$ 606	$ 485
Accrued dividends on preferred stock, diluted	0	21	0
Interest on Convertible Securities, net	1	0	1
Adjusted Net Income Available to Common Shareholders	$ 1,296	$ 585	$ 486
Weighted-average common shares outstanding	1,388,096	1,323,431	869,979
Adjusted Weighted Average Common Shares Outstanding	1,443,774	1,350,728	879,520
Diluted Earnings per Share	$ 0.90	$ 0.43	$ 0.55
Stock Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock options	9,727	13,497	462
Restricted Stock and performance shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock options	16,993	13,800	7,087
Convertible Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock options	26,966	0	0
Convertible Debt Securities [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible securities	1,992	0	1,992